Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
June 30, 2024
FBF-Y20-NPRT1-0824
1.9892467.105
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $1,215,721)	1,220,000	1,215,742

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,398,279	47,366,013
Fidelity Series Commodity Strategy Fund (c)	67,523	6,567,970
Fidelity Series Large Cap Growth Index Fund (c)	1,320,000	30,465,609
Fidelity Series Large Cap Stock Fund (c)	1,349,276	30,952,381
Fidelity Series Large Cap Value Index Fund (c)	3,527,168	55,270,719
Fidelity Series Small Cap Core Fund (c)	94,230	1,085,530
Fidelity Series Small Cap Opportunities Fund (c)	698,846	10,440,765
Fidelity Series Value Discovery Fund (c)	1,333,331	20,399,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $143,442,790)		202,548,953

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	733,327	11,065,900
Fidelity Series Emerging Markets Fund (c)	1,418,048	13,060,219
Fidelity Series Emerging Markets Opportunities Fund (c)	2,775,795	52,212,704
Fidelity Series International Growth Fund (c)	1,555,862	28,503,383
Fidelity Series International Index Fund (c)	865,411	10,739,753
Fidelity Series International Small Cap Fund (c)	661,262	11,274,514
Fidelity Series International Value Fund (c)	2,273,821	28,741,101
Fidelity Series Overseas Fund (c)	2,028,477	28,540,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $152,773,545)		184,138,241

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,270,755	31,660,907
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,674,609	58,557,265
Fidelity Series Corporate Bond Fund (c)	4,803,322	43,902,365
Fidelity Series Emerging Markets Debt Fund (c)	516,035	4,030,231
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	137,787	1,219,414
Fidelity Series Floating Rate High Income Fund (c)	80,590	723,700
Fidelity Series Government Bond Index Fund (c)	7,414,671	67,028,630
Fidelity Series High Income Fund (c)	478,018	4,024,909
Fidelity Series International Developed Markets Bond Index Fund (c)	3,632,133	31,054,736
Fidelity Series Investment Grade Bond Fund (c)	6,660,293	65,803,694
Fidelity Series Investment Grade Securitized Fund (c)	4,865,952	42,771,722
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,933,916	27,087,197
Fidelity Series Real Estate Income Fund (c)	79,304	768,456
TOTAL BOND FUNDS (Cost $430,948,739)		378,633,226

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	1,064,815	1,065,028
Fidelity Series Government Money Market Fund 5.42% (c)(e)	4,595,421	4,595,421
Fidelity Series Short-Term Credit Fund (c)	237,534	2,344,461
Fidelity Series Treasury Bill Index Fund (c)	1,031,504	10,242,831
TOTAL SHORT-TERM FUNDS (Cost $18,253,718)		18,247,741

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $746,634,513)	784,783,903
NET OTHER ASSETS (LIABILITIES) - 0.0%	(218,212)
NET ASSETS - 100.0%	784,565,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2024	117,160	77	77
ICE MSCI Emerging Markets Index Contracts (United States)	33	Sep 2024	1,795,530	569	569

TOTAL EQUITY INDEX CONTRACTS					646

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	274	Sep 2024	30,135,719	191,350	191,350
CBOT 5-Year U.S. Treasury Note Contracts (United States)	168	Sep 2024	17,905,125	87,446	87,446

TOTAL TREASURY CONTRACTS					278,796

TOTAL PURCHASED					279,442

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	Sep 2024	9,662,625	(21,504)	(21,504)

TOTAL FUTURES CONTRACTS					257,938
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,096,161.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	958,674	4,942,581	4,836,217	12,061	(10)	-	1,065,028	0.0%
Total	958,674	4,942,581	4,836,217	12,061	(10)	-	1,065,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	27,881,393	4,796,077	1,416,992	15,101	(3,613)	404,042	31,660,907
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	57,276,949	4,188,764	3,152,259	23,036	7,814	235,997	58,557,265
Fidelity Series Blue Chip Growth Fund	44,137,815	2,754,728	3,597,899	-	219,348	3,852,021	47,366,013
Fidelity Series Canada Fund	11,124,021	900,211	787,295	-	(5,680)	(165,357)	11,065,900
Fidelity Series Commodity Strategy Fund	4,813,932	2,054,716	426,106	-	(54,691)	180,119	6,567,970
Fidelity Series Corporate Bond Fund	43,612,327	3,222,412	2,556,576	490,271	(8,496)	(367,302)	43,902,365
Fidelity Series Emerging Markets Debt Fund	3,929,389	329,611	203,783	59,647	(144)	(24,842)	4,030,231
Fidelity Series Emerging Markets Debt Local Currency Fund	1,221,794	68,717	51,871	-	(1,814)	(17,412)	1,219,414
Fidelity Series Emerging Markets Fund	12,697,718	817,684	1,103,621	-	(46,534)	694,972	13,060,219
Fidelity Series Emerging Markets Opportunities Fund	50,965,903	3,273,405	4,767,219	-	(100,488)	2,841,103	52,212,704
Fidelity Series Floating Rate High Income Fund	701,001	65,307	37,051	16,222	(54)	(5,503)	723,700
Fidelity Series Government Bond Index Fund	63,890,168	6,562,307	3,091,888	539,362	(15,912)	(316,045)	67,028,630
Fidelity Series Government Money Market Fund 5.42%	3,815,765	1,129,383	349,727	49,948	-	-	4,595,421
Fidelity Series High Income Fund	3,915,697	327,265	200,077	62,210	7	(17,983)	4,024,909
Fidelity Series International Developed Markets Bond Index Fund	29,583,931	3,575,641	1,480,984	357,521	(12,511)	(611,341)	31,054,736
Fidelity Series International Growth Fund	27,908,535	2,685,995	1,641,723	-	(2,821)	(446,603)	28,503,383
Fidelity Series International Index Fund	10,566,175	853,528	648,605	-	(358)	(30,987)	10,739,753
Fidelity Series International Small Cap Fund	11,396,277	736,162	555,766	-	847	(303,006)	11,274,514
Fidelity Series International Value Fund	28,042,558	2,249,605	1,661,719	-	2,619	108,038	28,741,101
Fidelity Series Investment Grade Bond Fund	64,303,178	5,097,387	3,159,091	697,911	(11,219)	(426,561)	65,803,694
Fidelity Series Investment Grade Securitized Fund	42,323,581	3,049,407	2,317,109	456,378	(5,550)	(278,607)	42,771,722
Fidelity Series Large Cap Growth Index Fund	27,957,248	1,822,199	1,611,408	50,057	4,284	2,293,286	30,465,609
Fidelity Series Large Cap Stock Fund	29,626,303	2,026,373	2,091,403	-	115,172	1,275,936	30,952,381
Fidelity Series Large Cap Value Index Fund	52,954,671	5,958,753	2,506,646	-	601	(1,136,660)	55,270,719
Fidelity Series Long-Term Treasury Bond Index Fund	30,601,144	2,469,624	5,233,914	241,238	(2,027,172)	1,277,515	27,087,197
Fidelity Series Overseas Fund	27,974,305	2,519,230	1,961,713	-	(1,965)	10,810	28,540,667
Fidelity Series Real Estate Income Fund	743,682	61,035	37,056	11,946	122	673	768,456
Fidelity Series Short-Term Credit Fund	2,266,697	229,815	156,909	22,602	30	4,828	2,344,461
Fidelity Series Small Cap Core Fund	490,567	700,314	95,658	5,023	(4,104)	(5,589)	1,085,530
Fidelity Series Small Cap Opportunities Fund	13,102,980	581,660	2,950,675	-	219,056	(512,256)	10,440,765
Fidelity Series Treasury Bill Index Fund	12,464,359	732,220	2,953,754	134,703	(8,418)	8,424	10,242,831
Fidelity Series Value Discovery Fund	19,561,729	2,466,905	960,641	-	(2,301)	(665,726)	20,399,966
	761,851,792	68,306,440	53,767,138	3,233,176	(1,743,945)	7,855,984	782,503,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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